Revenue information - Additional information (Details) - CNY (¥) ¥ in Thousands	6 Months Ended
	Jun. 30, 2023	Jun. 30, 2022	Dec. 31, 2022	Dec. 31, 2021
Revenue information
Percentage of revenue from contract with customer	98.30%	98.90%
Revenue recognized from contract liabilities	¥ 101,443	¥ 107,949
Aggregated amounts of the transaction price allocated to the remaining performance obligation	¥ 596,405		¥ 603,523	¥ 839,036